UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Healthcare Value Capital, LLC

Address:  400 Madison Avenue, Suite 10A
          New York, New York 10017

13F File Number: 028-14998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott Shevick
Title:   Principal
Phone:   (212) 488-5411



Signature, Place and Date of Signing:

/s/ Scott Shevick                New York, New York         November 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   58

Form 13F Information Table Value Total:  $124,792
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number              Name

                                                     FORM 13F INFORMATION TABLE
                                                    HEALTHCARE VALUE CAPITAL LLC
                                                         September 30, 2012

COLUMN 1                        COLUMN 2        COLUMN 3   COLUMN 4   COLUMN 5            COL 6   COL 7         COLUMN 8

                                TITLE                      VALUE      SHARES  SH/ PUT/    INVSMT  OTHR       VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP      (X$1000)   PRN AMT PRN CALL    DSCRTN  MGRS    SOLE     SHARED     NONE
ABBOTT LABS                     COM             002824100  3,428       50,000     CALL    SOLE    NONE     50,000
ACCRETIVE HEALTH INC            COM             00438V103    558       50,000 SH          SOLE    NONE     50,000
ACCRETIVE HEALTH INC            COM             00438V103    698       62,500     CALL    SOLE    NONE     62,500
AGILENT TECHNOLOGIES INC        COM             00846U101  2,307       60,000 SH          SOLE    NONE     60,000
ALKERMES PLC                    SHS             G01767105  1,245       60,000     CALL    SOLE    NONE     60,000
ALLSCRIPTS HEALTHCARE SOLUTN    COM             01988P108  1,615      130,000 SH          SOLE    NONE    130,000
ALLSCRIPTS HEALTHCARE SOLUTN    COM             01988P108    497       40,000     CALL    SOLE    NONE     40,000
ALLSCRIPTS HEALTHCARE SOLUTN    COM             01988P108  1,242      100,000     PUT     SOLE    NONE    100,000
AMERISOURCEBERGEN CORP          COM             03073E105  3,194       82,500 SH          SOLE    NONE     82,500
ASTRAZENECA PLC                 SPONSORED ADR   046353108  3,829       80,000 SH          SOLE    NONE     80,000
BAXTER INTL INC                 COM             071813109  2,411       40,000     CALL    SOLE    NONE     40,000
BOSTON SCIENTIFIC CORP          COM             101137107  3,955      689,100 SH          SOLE    NONE    689,100
CARDINAL HEALTH INC             COM             14149Y108  3,186       81,768 SH          SOLE    NONE     81,768
CELSION CORPORATION             COM NEW         15117N305    272       50,000     CALL    SOLE    NONE     50,000
CELSION CORPORATION             COM NEW         15117N305    272       50,000     CALL    SOLE    NONE     50,000
CELSION CORPORATION             COM NEW         15117N305    136       25,000     CALL    SOLE    NONE     25,000
CENTENE CORP DEL                COM             15135B101  1,496       40,000 SH          SOLE    NONE     40,000
CENTENE CORP DEL                COM             15135B101  1,122       30,000     CALL    SOLE    NONE     30,000
CLOVIS ONCOLOGY INC             COM             189464100    461       22,541 SH          SOLE    NONE     22,541
CORNERSTONE THERAPEUTICS INC    COM             21924P103    100       19,408 SH          SOLE    NONE     19,408
CORNERSTONE THERAPEUTICS INC    COM             21924P103    257       50,000     CALL    SOLE    NONE     50,000
CRYOLIFE INC                    COM             228903100  2,520      375,066 SH          SOLE    NONE    375,066
EDWARDS LIFESCIENCES CORP       COM             28176E108  1,600       14,900     CALL    SOLE    NONE     14,900
ELAN PLC                        ADR             284131208    268       25,000     CALL    SOLE    NONE     25,000
FOREST LABS INC                 COM             345838106  6,253      175,600 SH          SOLE    NONE    175,600
FOREST LABS INC                 COM             345838106  3,561      100,000     PUT     SOLE    NONE    100,000
GILEAD SCIENCES INC             COM             375558103  3,317       50,000     PUT     SOLE    NONE     50,000
HCA HOLDINGS INC                COM             40412C101  2,494       75,000     CALL    SOLE    NONE     75,000
HUMANA INC                      COM             444859102  2,981       42,500 SH          SOLE    NONE     42,500
IMPAX LABORATORIES INC          COM             45256B101  1,298       50,000 SH          SOLE    NONE     50,000
IMPAX LABORATORIES INC          COM             45256B101  1,298       50,000     CALL    SOLE    NONE     50,000
JAZZ PHARMACEUTICALS PLC        SHS USD         G50871105  1,140       20,000     PUT     SOLE    NONE     20,000
LIFE TECHNOLOGIES CORP          COM             53217V109  1,221       25,000     CALL    SOLE    NONE     25,000
MERCK & CO INC NEW              COM             58933Y105  1,894       42,000 SH          SOLE    NONE     42,000
NOVO-NORDISK A S                ADR             670100205  2,525       16,000     CALL    SOLE    NONE     16,000
NU SKIN ENTERPRISES INC         CL A            67018T105    971       25,000     PUT     SOLE    NONE     25,000
NUVASIVE INC                    COM             670704105  3,774      164,720 SH          SOLE    NONE    164,720
OBAGI MEDICAL PRODUCTS INC      COM             67423R108  3,093      249,245 SH          SOLE    NONE    249,245
OMNICARE INC                    COM             681904108  6,876      202,420 SH          SOLE    NONE    202,420
OMNICARE INC                    COM             681904108    414       12,200     PUT     SOLE    NONE     12,200
PACIRA PHARMACEUTICALS INC      COM             695127100  2,076      119,283 SH          SOLE    NONE    119,283
PFIZER INC                      COM             717081103  3,837      154,400 SH          SOLE    NONE    154,400
PROLOR BIOTECH INC              COM             74344F106    276       56,965 SH          SOLE    NONE     56,965
QLT INC                         COM             746927102  2,729      350,270 SH          SOLE    NONE    350,270
QUEST DIAGNOSTICS INC           COM             74834L100  2,220       35,000     CALL    SOLE    NONE     35,000
SANOFI                          SPONSORED ADR   80105N105  5,161      119,850 SH          SOLE    NONE    119,850
SANOFI                          SPONSORED ADR   80105N105  4,306      100,000     PUT     SOLE    NONE    100,000
SIGMA ALDRICH CORP              COM             826552101  2,879       40,000     CALL    SOLE    NONE     40,000
ST JUDE MED INC                 COM             790849103  5,557      131,900 SH          SOLE    NONE    131,900
ST JUDE MED INC                 COM             790849103  5,477      130,000     PUT     SOLE    NONE    130,000
SUNESIS PHARMACEUTICALS INC     COM NEW         867328601    615      109,158 SH          SOLE    NONE    109,158
SUNESIS PHARMACEUTICALS INC     COM NEW         867328601     56       10,000     CALL    SOLE    NONE     10,000
TEVA PHARMACEUTICAL INDS LTD    ADR             881624209  3,106       75,000     CALL    SOLE    NONE     75,000
THERAVANCE INC                  COM             88338T104    648       25,000     PUT     SOLE    NONE     25,000
UNIVERSAL HLTH SVCS INC         CL B            913903100  1,646       36,000 SH          SOLE    NONE     36,000
UNIVERSAL HLTH SVCS INC         CL B            913903100  2,287       50,000     CALL    SOLE    NONE     50,000
VALEANT PHARMACEUTICALS INTL    COM             91911K102  1,382       25,000     PUT     SOLE    NONE     25,000
VIROPHARMA INC                  COM             928241108    755       25,000     PUT     SOLE    NONE     25,000




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